Investment in Associates and Joint Ventures (Tables)	6 Months Ended
Apr. 30, 2019
TD Ameritrade Holding Corporation [member]
Statement [LineItems]
Summary of Condensed Financial Statements

The condensed financial statements of TD Ameritrade, based on its consolidated financial statements, are included in the following tables.

Condensed Consolidated Balance Sheets[1]
(millions of Canadian dollars)	As at
	March 31 2019	September 30 2018
Assets
Receivables from brokers, dealers, and clearing organizations	$2,178	$1,809
Receivables from clients, net	27,836	29,773

Other assets, net	21,804	17,811
Total assets	$51,818	$49,393
Liabilities
Payable to brokers, dealers, and clearing organizations	$3,313	$3,923
Payable to clients	31,135	30,126

Other liabilities	6,220	4,809

Total liabilities	40,668	38,858

Stockholders' equity[2]	11,150	10,535
Total liabilities and stockholders'equity	$51,818	$49,393

[1]	Customers' securities are reported on a settlement date basis whereas the Bank reports customers' securities on a trade date basis.
[2]

The difference between the carrying value of the Bank's investment in TD Ameritrade and the Bank's share of TD Ameritrade's stockholders' equity is comprised of goodwill, other intangibles, and the cumulative translation adjustment.

Condensed Consolidated Statements of Income
(millions of Canadian dollars, except as noted)	For the three months ended		For the six months ended
	March 31 2019	March 31 2018	March 31 2019	March 31 2018
Revenues
Net interest revenue	$481	$390	$978	$741

Fee-based and other revenue	1,447	1,400	2,953	2,647

Total revenues	1,928	1,790	3,931	3,388
Operating expenses
Employee compensation and benefits	452	583	871	1,111

Other	539	706	1,071	1,349

Total operating expenses	991	1,289	1,942	2,460

Other expense (income)	49	30	73	72
Pre-tax income	888	471	1,916	856

Provision for income taxes	225	128	455	136
Net income[1,2]	$663	$343	$1,461	$720
Earnings per share – basic (Canadian dollars)	$1.18	$0.60	$2.60	$1.27

Earnings per share – diluted (Canadian dollars)	1.18	0.60	2.59	1.26

[1]

The Bank's equity share of net income of TD Ameritrade is based on the published consolidated financial statements of TD Ameritrade after converting into Canadian dollars and is subject to adjustments relating to the amortization of certain intangibles.

[2]

The Bank's equity share in TD Ameritrade earnings for the three and six months ended April 30, 2019 includes an adjustment of nil (three and six months ended April 30, 2018 – a net favourable adjustment of nil and $41 million (US$32 million), respectively) primarily representing the Bank's share of TD Ameritrade's remeasurement of its deferred income tax balances as a result of the reduction in the U.S. federal corporate income tax rate.